American Funds Emerging Markets Bond FundSM Summary prospectus January 1, 2017

Class	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
	EBNAX	EBNBX	EBNCX	EBNEX	EBNFX	EBNGX	CBNAX	CBNBX	CBNCX	CBNEX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CBNFX	REGAX	REGBX	REGHX	REGCX	REGEX	REGJX	REGFX	REGGX

Investment objective The fund’s investment objective is to provide a high level of total return over the long term, of which current income is a large component.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 31 of the prospectus and on page 72 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	B and 529-B	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the original cost or current market value of shares sold)	1.00%	N/A	N/A	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	N/A	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2017, are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	B	C	F-1	F-2	F-3	529-A
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	none	0.30
Other expenses[1]	0.37	0.47	0.45	0.43	0.38	0.49	0.50
Total annual fund operating expenses	1.24	2.04	2.02	1.25	0.95	1.06	1.37
Expense reimbursement[2]	0.16	0.16	0.16	0.16	0.16	0.38	0.16
Total annual fund operating expenses after expense reimbursement	1.08	1.88	1.86	1.09	0.79	0.68	1.21

Share class:	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	1.00	1.00	0.50	0.00	1.00	0.75	0.60
Other expenses[1]	0.56	0.50	0.48	0.51	0.40	0.86	0.43
Total annual fund operating expenses	2.13	2.07	1.55	1.08	1.97	2.18	1.60
Expense reimbursement[2]	0.16	0.16	0.16	0.16	0.16	0.16	0.16
Total annual fund operating expenses after expense reimbursement	1.97	1.91	1.39	0.92	1.81	2.02	1.44

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses[1]	0.48	0.38	0.43	0.34	0.27
Total annual fund operating expenses	1.55	1.20	1.00	0.91	0.84
Expense reimbursement[2]	0.16	0.16	0.16	0.16	0.16
Total annual fund operating expenses after expense reimbursement	1.39	1.04	0.84	0.75	0.68

1 Based on estimated amounts for the fiscal year ending December 31, 2016.

2 The investment adviser will reimburse a portion of the other expenses. The reimbursement will be in effect through at least January 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

1     American Funds Emerging Markets Bond Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$481	$ 691	$289	$111	$ 81	$ 69	$494	$ 700	$294	$142	$ 94	$184	$205	$147
3 years	738	1,024	618	381	287	299	777	1,052	633	474	328	603	667	489

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	B	C	529-B	529-C
1 year	$142	$106	$ 86	$ 77	$ 69		1 year	$191	$189	$200	$194
3 years	474	365	302	274	252		3 years	624	618	652	633

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. For the period April 22, 2016, when the fund commenced operations, through June 30, 2016, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies The fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in securities of emerging markets issuers defined as those: (1) that are from issuers in emerging markets as defined by global index providers designated by the investment adviser (for example, the investment adviser expects that most emerging markets included in any one of the Morgan Stanley Capital Index (MSCI) Emerging Markets or Frontier Market Indices or J.P. Morgan Emerging Markets Bond and J.P. Morgan Global Bond Indices will be treated as emerging markets); (2) that are denominated in emerging markets currencies; (3) that are from issuers deemed to be suitable for the fund because they have or are expected to have significant economic exposure to emerging markets (through assets, revenues, or profits); (4) countries rated Ba/BB or lower; or (5) countries that are on an International Monetary Fund (“IMF”) program, have outstanding liabilities to the IMF or have exited an IMF program no more than five years earlier. The IMF’s primary purpose is to ensure the stability of the international monetary system. Under an IMF lending program, certain countries may request financial assistance to help correct balance of payment problems in those countries. The fund may invest up to 100% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may invest in any quality debt securities with a wide range of maturities.

American Funds Emerging Markets Bond Fund / Summary prospectus     2

The fund may invest in certain derivative instruments, such as forward currency contracts. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund invests primarily in securities of emerging market issuers, including for example, sovereign debt of emerging market countries and debt of companies located in or with substantial business in emerging markets. Such securities may be rated Ba1 or below and BB+ or below, and may also include securities rated C or D, by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser and are sometimes referred to as “junk bonds.” Ratings are only one of many factors the investment adviser considers when investing in emerging markets and are not necessarily determinative of the potential return on the investment.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers will work together to oversee the fund’s entire portfolio.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

3     American Funds Emerging Markets Bond Fund / Summary prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its

American Funds Emerging Markets Bond Fund / Summary prospectus     4

financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

5     American Funds Emerging Markets Bond Fund / Summary prospectus

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on April 22, 2016, information regarding investment results is not available as of the date of this prospectus.

American Funds Emerging Markets Bond Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Robert H. Neithart President	1 year	Partner – Capital Fixed Income Investors
Laurentius Harrer Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Kirstie Spence Senior Vice President	1 year	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-114-0117P Litho in USA CGD/DFS/10453 Investment Company File No. 811-23122

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Amendment January 1, 2017

For the following funds with summary prospectuses dated January 12, 2016–July 1, 2016 (each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond FundSM

American Funds Inflation Linked Bond Fund®

American Funds Strategic Bond FundSM

The Bond Fund of America®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Investment Company of America®

New Economy Fund®

Washington Mutual Investors FundSM

1.	The legend on the cover page of the summary prospectus for each of the funds listed above is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2017, are incorporated by reference into this summary prospectus.

2.	With respect to The Bond Fund of America, the table under the heading “Portfolio managers” in the “Management” section of the summary prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board and President	28 years	Partner — Capital Fixed Income Investors
Andrew F. Barth Senior Vice President	7 years	Partner — Capital Fixed Income Investors
David J. Betanzos Senior Vice President	1 year	Partner — Capital Fixed Income Investors
David A. Hoag Senior Vice President	8 years	Partner — Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	1 year	Partner — Capital Fixed Income Investors
Robert H. Neithart Senior Vice President	7 years	Partner — Capital Fixed Income Investors
Pramod Atluri Vice President	1 year	Vice President — Capital Fixed Income Investors

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the column captioned “R-5E” in the “Annual fund operating expenses” table with the corresponding column set forth under such fund’s name below and (ii) replacing the column captioned “R-5E” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth under such fund’s name below. Expense information for all other share classes remains unchanged. Except as indicated below, footnotes in the summary prospectus remain unchanged.

American Balanced Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.23%
Distribution and/or service (12b-1) fees	none
Other expenses	0.30[3]
Total annual fund operating expenses	0.53

 3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 54
3 years	170
5 years	296
10 years	665

Fundamental Investors
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.28[3]
Total annual fund operating expenses	0.53

3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 54
3 years	170
5 years	296

10 years	665

The Investment Company of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.24%
Distribution and/or service (12b-1) fees	none
Other expenses	0.32[3]
Total annual fund operating expenses	0.56

3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 57
3 years	179
5 years	313
10 years	701

4.	The “Fees and expenses of the fund” section of the summary prospectus for The Bond Fund of America is amended by replacing the columns captioned “R-2E” and “R-5E” in the “Annual fund operating expenses” table and in the cumulative estimated expense example table under the heading “Example” with the corresponding columns set forth below. Expense information for all other share classes remains unchanged. Except as indicated below, footnotes in the summary prospectus remain unchanged.

The Bond Fund of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	R-2E	R-5E
Management fees	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.60	none
Other expenses	0.26[3]	0.27[3]
Total annual fund operating expenses	1.05	0.46

3 Restated to reflect current fees.

Example

Share classes	R-2E	R-5E
1 year	$ 107	$ 47
3 years	334	148
5 years	579	258
10 years	1,283	579

5.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Developing World Growth and Income Fund is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the updated tables set forth below. Except as indicated below, footnotes in the summary prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	none	0.25	1.00[2]	1.00	0.50
Other expenses	0.33[2]	0.35[2]	0.37[2]	0.28[2]	0.27[2]	0.16[3]	0.43[2]	0.48[2]	0.44[2]	0.29[2]
Total annual fund operating expenses	1.39	2.11	2.13	1.29	1.03	0.92	1.44	2.24	2.20	1.55

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6

Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.42[2]	0.29[2]	0.51[2]	0.52[2]	0.32[2]	0.28[2]	0.38[2]	0.22[2]	0.16[2]
Total annual fund operating expenses	1.18	2.05	2.02	1.88	1.58	1.29	1.14	0.98	0.92
Expense reimbursement	—	—	—	0.10[4]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursements	1.18	2.05	2.02	1.78	1.58	1.29	1.14	0.98	0.92

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3

Example

Share classes	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 708	$ 714	$ 316	$ 131	$ 105	$ 94	$ 713	$ 727	$ 323	$ 158	$ 120	$ 208	$ 205	$ 181
3 years	990	1,061	667	409	328	293	1,004	1,100	688	490	375	643	634	581
5 years	1,292	1,334	1,144	708	569	509	1,317	1,400	1,180	845	649	1,103	1,088	1,007
10 years	2,148	2,258	2,462	1,556	1,259	1,131	2,200	2,373	2,534	1,845	1,432	2,379	2,348	2,193

Share classes	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share classes	B	C	529-B	529-C
1 year	$ 161	$ 131	$ 116	$ 100	$ 94		1 year	$ 214	$ 216	$ 227	$ 223
3 years	499	409	362	312	293		3 years	661	667	700	688
5 years	860	708	628	542	509		5 years	1,134	1,144	1,200	1,180
10 years	1,878	1,556	1,386	1,201	1,131		10 years	2,258	2,462	2,373	2,534

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

Lit. No. MFGEBS-199-0117P

Litho in USA CGD/CG/10039-S57102 [Printed with Soy Ink Logo] [Recycled Logo] Printed on paper containing 10% post-consumer waste. 00171084